Stock Option Plan Assumptions Used (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share	$ 2.06	$ 5.20
Expected volatility	26.05%	52.18%
Expected dividends	5.10%	5.10%
Risk free interest rate	0.33%	0.97%
Expected term (in years)	2 years 7 months 17 days	3 years
Vesting periods (in years)	1 year	1 year